Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Mt Signal	Acquired Projects	Class A Common Stock	Class A Common Stock IPO	Class A Common Stock Private Placement at IPO	Class A Common Stock Private Placement	Common Class B	Common Class B Member Units	Common Class B1	Common Class B1 Member Units	Total - Parent	Total - Parent Mt Signal	Total - Parent Acquired Projects	Total - Parent Class A Common Stock	Total - Parent Class A Common Stock IPO	Total - Parent Class A Common Stock Private Placement at IPO	Total - Parent Class A Common Stock Private Placement	Total - Parent Common Class B	Total - Parent Common Class B Member Units	Total - Parent Common Class B1	Total - Parent Common Class B1 Member Units	Controlling Interest	Controlling Interest Mt Signal	Controlling Interest Acquired Projects	Controlling Interest Class A Common Stock	Controlling Interest Class A Common Stock IPO	Controlling Interest Class A Common Stock Private Placement at IPO	Controlling Interest Class A Common Stock Private Placement	Controlling Interest Common Class B	Controlling Interest Common Class B Member Units	Controlling Interest Common Class B1	Controlling Interest Common Class B1 Member Units	Preferred Stock	Common Stock Class A Common Stock	Common Stock Class A Common Stock IPO	Common Stock Class A Common Stock Private Placement at IPO	Common Stock Class A Common Stock Private Placement	Common Stock Common Class B	Common Stock Common Class B IPO	Common Stock Common Class B1	Additional Paid-in Capital	Additional Paid-in Capital Class A Common Stock	Additional Paid-in Capital Class A Common Stock IPO	Additional Paid-in Capital Class A Common Stock Private Placement at IPO	Additional Paid-in Capital Class A Common Stock Private Placement	Additional Paid-in Capital Common Class B Member Units	Additional Paid-in Capital Common Class B1	Additional Paid-in Capital Common Class B1 Member Units	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total - Non-controlling Interests	Total - Non-controlling Interests Mt Signal	Total - Non-controlling Interests Acquired Projects	Total - Non-controlling Interests Class A Common Stock	Total - Non-controlling Interests Class A Common Stock IPO	Total - Non-controlling Interests Class A Common Stock Private Placement at IPO	Total - Non-controlling Interests Class A Common Stock Private Placement	Total - Non-controlling Interests Common Class B	Total - Non-controlling Interests Common Class B Member Units	Total - Non-controlling Interests Common Class B1	Total - Non-controlling Interests Common Class B1 Member Units	Non-controlling Interests - Capital	Non-controlling Interests - Capital Mt Signal	Non-controlling Interests - Capital Acquired Projects	Non-controlling Interests - Capital Common Class B Member Units	Non-controlling Interests - Capital Common Class B1	Non-controlling Interests - Capital Common Class B1 Member Units	Non-controlling Interests - Accumulated Deficit	Non-controlling Interests - Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2011	$ 29,801											$ 29,801											$ 29,801											$ 0	$ 0				$ 0		$ 0	$ 0								$ 0	$ 0	$ 0											$ 0						$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2011																																		0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of equity related to acquisition										0
Net (loss) income	876											876											876																													0
Contributions from SunEdison	4,818											4,818											4,818																													0
Distributions to SunEdison	(5,466)											(5,466)											(5,466)																													0
Other comprehensive loss	0
Ending balance at Dec. 31, 2012	30,029											30,029											30,029											0	0				0		0	0								0	0	0											0						0	0
Ending balance (in shares) at Dec. 31, 2012																																		0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of equity related to acquisition										0
Net (loss) income	(282)											(282)											(282)																													0
Contributions from SunEdison	53,417											53,417											53,417																													0
Distributions to SunEdison	(80,490)											(80,490)											(80,490)																													0
Other comprehensive loss	0
Sale of membership interests in projects	12,778											0											0																													12,778											12,778
Ending balance at Dec. 31, 2013	15,452											2,674											2,674											0	0				0		0	0								0	0	12,778											12,778						0	0
Ending balance (in shares) at Dec. 31, 2013				0				0		0																								0	0				0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New issuances of common stock				0				0							0				0							0				(657)					14				657				(14)												0				0
New issuances of common stock (in shares)																																			4,977,000				65,709,000
Net (loss) income	(9,714)											(10,357)											(10,357)																													643																	643
Contributions from SunEdison	417,590											417,590											417,590																													0
Stock-based compensation	566											566											0																			566										0
Consolidation of redeemable non-controlling interests		146,000	74,460										0	0										0	0																												146,000	74,460										146,000	74,460
Sale of membership interests in projects	1,928											0											0																													1,928											1,928
Ending balance at Jul. 23, 2014	646,282											410,473											409,250											0	14				657			552										235,809											235,166						643
Ending balance (in shares) at Jul. 23, 2014																																		0	4,977,000				65,709,000
Beginning balance at Dec. 31, 2013	15,452																																	0							0									0	0																			0
Beginning balance (in shares) at Dec. 31, 2013										0																								0							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of equity related to acquisition										146,000
Net (loss) income	(80,425)		12,487
Other comprehensive loss	(5,466)
Ending balance at Dec. 31, 2014	1,515,921																																	0
Ending balance (in shares) at Dec. 31, 2014	112,584,638			42,218,000						5,840,000																								0
Beginning balance at Jul. 22, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New issuances of common stock (in shares)					20,065,000
Ending balance at Jul. 23, 2014	646,282											410,473											409,250											0
Ending balance (in shares) at Jul. 23, 2014																																		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Write off U.S. deferred tax assets and liabilities at IPO	3,616											3,616											3,616
Ending balance at Sep. 30, 2014
Beginning balance at Jul. 23, 2014	646,282											410,473											409,250											0	14				657		0	552								0	0	235,809											235,166						643	0
Beginning balance (in shares) at Jul. 23, 2014																																		0	4,977,000				65,709,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New issuances of common stock					368,621	65,000	336,800	0	0							368,621	65,000	336,800	0	(634,963)							0	0	0	(58)	(412,808)					231	26	116	58	(70)				368,460	64,974	336,684	(222,155)									0	0	0	0	634,963						634,963
New issuances of common stock (in shares)																																				23,075,000	2,600,000	11,667,000	5,840,000	(7,023,000)
Issuances of equity related to acquisition										0	0										146,000	(57,633)										0	0								58							145,942	(57,633)												(146,000)	57,633					(146,000)	57,633
Issuances of equity related to acquisition (in shares)																																									5,840,000
Net (loss) income	(70,711)											(25,617)											0																											(25,617)		(45,094)																	(45,094)
Contributions from SunEdison	5,856											1,869											0																			1,869										3,987											3,987
Forfeiture of restricted Class A common stock	0											0											0																													0
Forfeiture of restricted Class A common stock (in shares)																																			(101,000)
Dividends paid	(7,249)											(7,249)											0																			(7,249)
Stock-based compensation	5,221											5,221											0																			5,221										0
Other comprehensive loss	(5,466)											(1,637)											0																												(1,637)	(3,829)																		(3,829)
Consolidation of redeemable non-controlling interests			6,460											0											0																													6,460											6,460
Sale of membership interests in projects	162,814											0											0																													162,814											162,814
Distributions to non-controlling interests	(1,323)											0											0																													(1,323)											(1,323)
Adjustments to non-controlling interests	0											(139,109)											0																			(139,109)										139,109											139,109
Ending balance at Dec. 31, 2014	$ 1,515,921											$ 471,392											$ 0											$ 0	$ 387				$ 645		$ 58	$ 497,556								$ (25,617)	$ (1,637)	$ 1,044,529											$ 1,092,809						$ (44,451)	$ (3,829)
Ending balance (in shares) at Dec. 31, 2014	112,584,638			42,218,000				64,526,000		5,840,000																								0	42,218,000				64,526,000		5,840,000